10. RELATED PARTY TRANSACTIONS (Details Narrative) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proceeds from Stockholders Loans	$ 49,006	$ 108,206
Loans from Stockholders	199,173	165,167
Number of shares issuable	12,000,000
Value of shares issuable	267,000
Loans from stockholders with unstructured payment plans
Proceeds from Stockholders Loans	34,006	93,206
Loans from Stockholders	199,173	150,167
Preferred stock to Company's CEO
Number of shares issued	1,000,000	1,000,000
Value of shares issued	43,338	64,000
Common stock to Company's CEO
Number of shares issued	1,839,000	5,000,000
Value of shares issued	108,501	30,000
Number of shares issuable	8,000,000
Value of shares issuable	$ 160,000